Segment (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Nov. 15, 2023 CNY (¥)	Nov. 15, 2023 USD ($)	Dec. 31, 2023 CNY (¥) segment	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Segment Reporting Information [Line Items]
Number of operating segments | segment			2	2
Net revenues			¥ 1,876,989	$ 264,368	¥ 1,202,670	¥ 720,768
Segment profit			661,378	$ 93,153	471,987	381,796
Percentage of equity interest sold in subsidiary	100.00%	100.00%
Intellectual property right at a total consideration | $		$ 3,700
Gain on disposal in other operating income	¥ 6,100	$ 900
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Operating Income (Expense), Net	Other Operating Income (Expense), Net
LiDAR segment | Operating segments
Segment Reporting Information [Line Items]
Segment profit			643,325		458,403	370,466
LiDAR segment | Operating segments | Product
Segment Reporting Information [Line Items]
Net revenues			1,738,027		1,127,900	686,533
Cost of revenues			1,176,472		707,617	326,160
LiDAR segment | Operating segments | Service
Segment Reporting Information [Line Items]
Net revenues			112,099		50,803	14,702
Cost of revenues			30,329		12,683	4,609
Gas detection segment | Operating segments
Segment Reporting Information [Line Items]
Net revenues			26,863		23,967	19,533
Cost of revenues			8,810		10,383	8,203
Segment profit			¥ 18,053		¥ 13,584	¥ 11,330